Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at January 1	$ 485,442	$ 125,643
Provision for expected credit losses	506,980	482,621
Foreign exchange difference	20,657	8,376
Balance at December 31	$ 1,013,079	$ 616,640